Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities	The following table presents the components of other long-term liabilities as of December 31, 2018 and 2017.

	December 31,
	2018	2017
Provision for vacation pay	$31,310	$30,813
Purchase obligations	128,739	10,844
Other	10,558	7,035
	$170,607	$48,692